Transamerica BlackRock iShares Edge 40 VP Expense Example - Transamerica BlackRock iShares Edge 40 VP	Dec. 31, 2025 USD ($)
Initial
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	573
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	$ 877